First Trust International Developed Capital Strength ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
First Trust International Developed Capital Strength ETF | First Trust International Developed Capital Strength ETF
Prospectus [Line Items]
Annual Return [Percent]	20.86%	2.44%	18.15%	(19.43%)	19.80%